1(212) 318-6095

thomaspeeney@paulhastings.com

February 3, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Oaktree Asset-Backed Income Private Fund Inc. (the “Fund”) Registration Statement on Form N-2 (File No. 811-24048)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Investment Company Act of 1940, as amended (the “Investment Company Act”), one copy of the Fund’s Registration Statement on Form N-2.

We transmit this filing on behalf of the Fund in connection with the launch of the Fund that will be offered on a private placement basis pursuant to Rule 506(b) of Regulation D and/or Regulation S under the Securities Act of 1933, as amended. The Fund is a new registrant that has been registered under the Investment Company Act for less than 12 calendar months preceding this filing.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney
Thomas D. Peeney
for Paul Hastings LLP